Lease Liabilities - Schedule of lease obligations over next five fiscal years (Details) $ in Thousands	Jul. 31, 2020 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 54,370
2021
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	4,737
2022 - 2023
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	9,787
2024 - 2025
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	8,764
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 31,082